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<FILENAME>geamform13fnt.txt
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GE Asset Management

Address: 3003 Summer Street
         Stamford, CT  06905

13F File Number:  28-05827

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert R. DeGennaro
Title:     General Electric Company
           Assistant Controller
Phone:     (203) 373-2535

Signature, Place, and Date of Signing:




Robert R. DeGennaro     Fairfield, CT   May 8, 2012
-------------------     -------------   -----------------

Report Type (Check only one.):

[ ]   13F HOLDINGS REPORT.

[X]   13F NOTICE.

[ ]   13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

28-01502                      General Electric Company

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